                                                    [LOGO]

                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities, Inc.
                                                         semiannual report
                                                         JANUARY 31, 2000


                                                         Fortis Financial Group

FORTIS SECURITIES, INC. SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             9

  STATEMENT OF OPERATIONS                                         9

  STATEMENTS OF CHANGES IN NET ASSETS                            10

  NOTES TO FINANCIAL STATEMENTS                                  11

  BOARD OF DIRECTORS AND OFFICERS                                13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                  SECURITIES,
                                                      INC.
                                                 --------------
JANUARY 31, 2000:
TOTAL NET ASSETS.............................    $ 105,474,702
MARKET PRICE PER SHARE.......................    $       7.125
SHARES OUTSTANDING...........................       12,665,130

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31,
   2000:
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $        8.60
  End of period..............................    $        8.33

DISTRIBUTION FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $   4,266,962
  Dividends per share........................    $        .339

PORTFOLIO COMPOSITION BY SECTOR
AS OF 1/31/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds-Non-Investment Grade  25.4%
Asset Backed Securities                5.5%
U.S. Government Agencies               4.7%
Cash Equivalents/Receivables           3.0%
U.S. Treasury Securities               1.8%
Corporate Bonds-Investment Grade      59.6%

TOP TEN HOLDINGS AS OF 1/31/2000

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  DLJ Mortgage Acceptance Corp.
     (8.50%) 2001 ABS                                        2.8%
 2.  Nationsbank Corp.
     (7.25%) 2025                                            2.1%
 3.  Georgia-Pacific Corp.
     (9.625%) 2022                                           2.1%
 4.  United Airlines
     (10.02%) 2014                                           2.0%
 5.  GTE Corp.
     (7.90%) 2027                                            1.8%
 6.  Time Warner Entertainment
     (8.375%) 2033                                           1.7%
 7.  Telecommunications, Inc.
     (9.80%) 2012                                            1.6%
 8.  News America Holdings
     (8.875%) 2023                                           1.5%
 9.  Quebec (Province of)
     (8.80%) 2003                                            1.5%
10.  Noranda, Inc.
     (8.625%) 2002                                           1.4%

DEAR SHAREHOLDER:

Interest rates continued to trend upward during the six months ended
January 31, 2000. Fueled by a 40% increase in oil prices, further signs that the global economic recovery is now on solid footing, and two 0.25% increases in short rates by the Federal Reserve, the 30-Year Treasury increased in yield 0.40% to 6.50%. Shorter maturities suffered even more, as 2-Year Treasury yields rose by 0.97% to 6.59%, resulting in an inverted yield curve (yield on shorter maturities exceeding yields on longer maturities) for the first time since 1994. The sharp rise in yields, however, was not enough to slow the economy, which posted consecutive quarters of GDP growth in excess of 5% to end the year.

The rise in interest rates gave us the opportunity to increase the yield on the portfolio. We also took advantage of the temporary rise in yield premiums (spreads) on Non-Treasury securities that occurred towards the end of the third quarter of 1999. During that time, fears of increased corporate bond issuance prior to Y2K caused spreads to widen significantly - in some cases to levels comparable to those seen during the 1998 global financial crisis. Believing that these investments were attractive, we repositioned the portfolio, selling lower yielding asset-backed securities and buying higher yielding investment grade corporate bonds, thus increasing the yield in the fund. The increased issuance never occurred, and spreads returned to their mid 1999 levels by year-end.

For the six-month period ended January 31, 2000, Fortis Securities, Inc. returned 1.27% at net asset value and -12.19% at market value. Going forward, we believe that the Federal Reserve will raise short term interest rates at least two more times, which will eventually slow economic growth to the Fed's 3.0%-3.5% GDP target. We also expect that technology driven productivity gains will keep inflation low, while enabling companies to remain profitable. As a result, while interest rates may rise further in the first half of 2000, we are looking for lower rates by year-end.

Sincerely,

               /s/ Dean C. Kopperud                                 /s/ Howard G. Hudson
                 Dean C. Kopperud                                     Howard G. Hudson
                     President                                         Vice President

FORTIS SECURITIES, INC.
Schedule of Investments
January 31, 2000 (Unaudited)

ASSET BACKED SECURITIES-5.49%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               COMMERCIAL LOANS - 1.03%
   $1,100,000  Midland Realty Acceptance Corp., 7.73%
                 Variable Rate Ser 1996-C1 Class B
                 8-25-2028..................................   AA            $  1,110,693   $  1,088,967
                                                                             ------------   ------------
               MULTI-FAMILY LOANS - 3.80%
   1,000,000   DLJ Mortgage Acceptance Corp., 8.80%
                 Multifamily Mtg Pass Thru Certificate Ser
                 1993-12 Class B1 9-18-2003.................   BBB**              982,500      1,000,940
   3,000,000   DLJ Mtg Acceptance Corp., 8.50% Multifamily
                 Mtg Pass Thru Certificate Ser 1994-4
                 Class A2 4-18-2001.........................   A                3,023,906      3,005,700
                                                                             ------------   ------------
                                                                                4,006,406      4,006,640
                                                                             ------------   ------------
               WHOLE LOAN RESIDENTIAL - 0.66%
     749,329   Mid-State Trust, 7.54% Ser 6 Class A3
                 7-1-2035...................................   AA                 748,867        695,422
                                                                             ------------   ------------
               TOTAL ASSET BACKED SECURITIES................                 $  5,865,966   $  5,791,029
                                                                             ============   ============

CORPORATE BONDS-INVESTMENT GRADE-59.59%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               AEROSPACE AND EQUIPMENT - 1.65%
   $1,000,000  Lockheed Corp., 7.875% 3-15-2023.............   BBB-          $    947,590   $    872,529
   1,000,000   Raytheon Co., 7.20% Deb 8-15-2027............   BBB-               881,386        866,572
                                                                             ------------   ------------
                                                                                1,828,976      1,739,101
                                                                             ------------   ------------
               AIR FREIGHT - 0.89%
   1,000,000   Federal Express, 7.84% Pass Thru Certificate
                 Ser 1996-B2 1-30-2018......................   BBB+             1,000,000        937,200
                                                                             ------------   ------------
               AIRLINES - 4.37%
   1,000,000   AMR Corp., 10.00% Deb 4-15-2021..............   BBB-             1,160,926      1,118,404
   1,200,000   Delta Air Lines, 10.50% Pass Thru Certificate
                 4-30-2016..................................   BBB              1,444,437      1,371,240
   2,000,000   United Airlines, 10.02% Deb 3-22-2014........   BBB              2,376,630      2,122,960
                                                                             ------------   ------------
                                                                                4,981,993      4,612,604
                                                                             ------------   ------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS - 0.90%
   1,000,000   TRW, Inc., 7.75% Sr Deb 6-1-2029.............   BBB                990,865        946,986
                                                                             ------------   ------------
               BANKS - 3.90%
   1,000,000   Comerica Bank, 7.875% 9-15-2026..............   A-                 988,361        967,906
   1,000,000   National City Corp., 6.875% Sub Note
                 5-15-2019..................................   A-                 889,300        883,985
   2,500,000   Nationsbank Corp., 7.25% Sub Note
                 10-15-2025.................................   A                2,332,565      2,266,577
                                                                             ------------   ------------
                                                                                4,210,226      4,118,468
                                                                             ------------   ------------
               BROKERAGE AND INVESTMENT - 3.24%
   1,500,000   Goldman Sachs Group, Inc., 7.80% Sr Ser B
                 1-28-2010..................................   A+               1,489,950      1,481,130
   1,000,000   Lehman Brothers Holdings, 7.875% Note
                 11-1-2009..................................   A                1,021,831        981,550
   1,000,000   Paine Webber Group, Inc., 7.625% Note
                 12-1-2009..................................   BBB+               996,451        958,769
                                                                             ------------   ------------
                                                                                3,508,232      3,421,449
                                                                             ------------   ------------
               BUILDING MATERIALS - 2.23%
   1,000,000   Armstrong World, 7.45% Sr Note 5-15-2029.....   A-                 998,828        896,067
   1,500,000   Masco Corp., 7.75% Sr Sub Note 8-1-2029......   A-               1,482,032      1,453,207
                                                                             ------------   ------------
                                                                                2,480,860      2,349,274
                                                                             ------------   ------------
               CABLE TELEVISION - 5.17%
   1,000,000   Comcast Cable Communications, Inc., 8.50%
                 Note 5-1-2027 (with rights)................   BBB                998,330      1,029,266
   1,000,000   Paramount Communications, 7.50% 7-15-2023....   BBB-               952,398        885,956
   1,500,000   Telecommunications, Inc., 9.80% Sr Note
                 2-1-2012...................................   AA-              1,658,835      1,720,324
   1,800,000   Time Warner Entertainment, 8.375% Sr Note
                 7-15-2033..................................   BBB              1,732,894      1,822,223
                                                                             ------------   ------------
                                                                                5,342,457      5,457,769
                                                                             ------------   ------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               CHEMICALS - 1.89%
   $ 600,000   Agrium, Inc., 7.70% Deb 2-1-2017.............   BBB           $    594,589   $    527,002
   1,500,000   Equistar Chemicals, L.P., 8.75% Sr Note
                 2-15-2009..................................   BBB-             1,571,038      1,464,948
                                                                             ------------   ------------
                                                                                2,165,627      1,991,950
                                                                             ------------   ------------
               DIVERSIFIED FINANCE - 0.92%
   1,000,000   Finova Capital Corp., 7.625% Sr Note
                 9-21-2009..................................   A-                 993,623        970,585
                                                                             ------------   ------------
               ENERGY - 2.70%
   1,500,000   Apache Corp, 7.70% Note 3-15-2026............   BBB+             1,494,698      1,426,912
     500,000   NGC Corp. Capital Trust, 8.316% Deb
                 6-1-2027...................................   BBB-               500,000        441,373
   1,000,000   NRG Energy, Inc., 8.00% 11-1-2003............   BBB-               997,958        979,866
                                                                             ------------   ------------
                                                                                2,992,656      2,848,151
                                                                             ------------   ------------
               ENTERTAINMENT - 0.93%
   1,000,000   Liberty Media, 8.25% Note 2-1-2030 (h).......   BBB-               991,990        984,184
                                                                             ------------   ------------
               FINANCIAL SERVICES - 0.42%
     406,000   Homeside, Inc., 11.25% Second Priority Sr
                 Secured Note 5-15-2003.....................   A+                 415,174        446,092
                                                                             ------------   ------------
               FOOD - 0.90%
   1,000,000   Kroger Co., 7.70% 6-1-2029...................   BBB-               969,235        945,039
                                                                             ------------   ------------
               FOREIGN - GOVERNMENT - 1.47%
   1,500,000   Quebec (Province of), 8.80% Bond 4-15-2003...   A+               1,637,670      1,553,385
                                                                             ------------   ------------
               FOREST PRODUCTS - 3.57%
   2,150,000   Georgia-Pacific Corp., 9.625% Deb
                 3-15-2022..................................   BBB-             2,169,818      2,249,717
   1,500,000   Noranda, Inc., 8.625% Deb 7-15-2002..........   BBB              1,494,960      1,514,370
                                                                             ------------   ------------
                                                                                3,664,778      3,764,087
                                                                             ------------   ------------
               HOUSING - 1.21%
   1,500,000   Pulte Corp., 7.625% Note 10-15-2017..........   BBB              1,479,409      1,271,987
                                                                             ------------   ------------
               INSURANCE - 0.94%
   1,000,000   ReliaStar Financial Corp., 8.00% Note
                 10-30-2006.................................   A                  996,513        988,474
                                                                             ------------   ------------
               LEISURE TIME-AMUSEMENTS - 1.17%
   1,250,000   Park Place Entertainment, 8.50% Sr Note
                 11-15-2006.................................   BBB-             1,238,015      1,229,573
                                                                             ------------   ------------
               MEDIA - 1.48%
   1,500,000   News America Holdings, 8.875% Deb
                 4-26-2023..................................   BBB-             1,489,412      1,562,816
                                                                             ------------   ------------
               MISCELLANEOUS - 2.09%
   1,075,000   Minneapolis MN Community Development Agency,
                 11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                 6-1-2007                                        NR             1,101,875      1,123,321
   1,000,000   New York (City of), 10.00% General Obligation
                 Taxable Bond Ser D 8-1-2005................   A-               1,008,146      1,078,764
                                                                             ------------   ------------
                                                                                2,110,021      2,202,085
                                                                             ------------   ------------
               NATURAL GAS TRANSMISSIONS - 3.91%
   1,500,000   Columbia Gas Systems, 7.62% Note
                 11-28-2025.................................   BBB+             1,423,076      1,350,218
     500,000   Enron Corp., 6.95% Note 7-15-2028............   BBB+               451,848        436,528
   1,500,000   Tennessee Gas Pipeline, 7.625% Deb
                 4-1-2037...................................   BBB+             1,481,985      1,383,698
   1,000,000   Williams Companies, Inc., 7.625% Note
                 7-15-2019..................................   BBB-               970,115        953,807
                                                                             ------------   ------------
                                                                                4,327,024      4,124,251
                                                                             ------------   ------------
               OIL-CRUDE PETROLEUM AND GAS - 0.84%
   1,000,000   Conoco Inc., 6.95% Sr Note 4-15-2029.........   A-                 881,460        889,347
                                                                             ------------   ------------
               OIL-REFINING - 1.30%
   1,500,000   Coastal Corp., 7.42% Note 2-15-2037..........   BBB              1,427,633      1,372,386
                                                                             ------------   ------------
               RAILROAD AND RAILROAD EQUIPMENT - 1.19%
     750,000   CSX Corp., 7.90% Deb 5-1-2017................   BBB                749,593        732,953
     500,000   CSX Corp., 8.625% Deb 5-15-2022..............   BBB                524,055        520,018
                                                                             ------------   ------------
                                                                                1,273,648      1,252,971
                                                                             ------------   ------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
January 31, 2000 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               REAL ESTATE-INVESTMENT TRUST - 1.64%
   $1,000,000  EOP Operating LP, 7.50% 4-19-2029............   BBB+          $    923,237   $    870,143
   1,000,000   Spieker Properties, 7.50% 10-1-2027..........   BBB                906,489        862,523
                                                                             ------------   ------------
                                                                                1,829,726      1,732,666
                                                                             ------------   ------------
               RETAIL-DEPARTMENT STORES - 2.94%
   1,400,000   Dayton Hudson Co., 7.875% Deb 6-15-2023......   A-               1,410,092      1,364,734
   1,000,000   Federated Department Store, 7.00%
                 2-15-2028..................................   BBB+               906,493        876,325
   1,000,000   Saks, Inc., 7.375% Deb 2-15-2019.............   Baa3*              923,857        860,711
                                                                             ------------   ------------
                                                                                3,240,442      3,101,770
                                                                             ------------   ------------
               TELECOMMUNICATIONS - 1.64%
   1,000,000   ALLTEL Corp., 6.80% Deb 5-1-2029.............   A-                 865,463        860,071
   1,000,000   Sprint Capital Corp., 6.875% 11-15-2028......   BBB+               900,641        866,732
                                                                             ------------   ------------
                                                                                1,766,104      1,726,803
                                                                             ------------   ------------
               TELEPHONE SERVICES - 1.79%
   2,000,000   GTE Corp., 7.90% Deb 2-1-2027................   A                2,000,000      1,884,542
                                                                             ------------   ------------
               UTILITIES-ELECTRIC - 2.30%
   1,000,000   Duke Capital Corp., 8.00% Sr Note
                 10-1-2019..................................   A                  993,628      1,003,604
   1,500,000   TXU Electric Capital V, 8.175% Deb
                 1-30-2037..................................   BBB-             1,513,504      1,421,834
                                                                             ------------   ------------
                                                                                2,507,132      2,425,438
                                                                             ------------   ------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                 $ 64,740,901   $ 62,851,433
                                                                             ============   ============

CORPORATE BONDS-NON-INVESTMENT GRADE-25.39%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
               AIRLINES - 0.51%
   $ 500,000   Northwest Airlines Trust No. 2, 13.875% Sub
                 Aircraft Note Ser D 6-21-2008..............   Ba1*          $    500,000   $    536,000
                                                                             ------------   ------------
               APPAREL - 0.49%
     500,000   Hosiery Corp. of America, Inc., 13.75% Sr Sub
                 Note 8-1-2002..............................   B-                 493,215        520,000
                                                                             ------------   ------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS - 0.93%
     500,000   Holley Performance Products, Inc., 12.25% Sr
                 Note 9-15-2007 (h).........................   B+                 485,179        475,625
     500,000   Tenneco Automotive, Inc., 11.625% Sr Sub Note
                 10-15-2009 (h).............................   B+                 501,293        510,625
                                                                             ------------   ------------
                                                                                  986,472        986,250
                                                                             ------------   ------------
               BANKS - 0.47%
     500,000   Sovereign Bancorp, 10.50% Sr Note
                 11-15-2006.................................   BB+                500,000        497,500
                                                                             ------------   ------------
               BROADCASTING - 0.42%
     500,000   Sinclair Broadcasting Group, Inc., 8.75% Sr
                 Sub Note 12-15-2007........................   B                  510,446        447,500
                                                                             ------------   ------------
               BUILDING EQUIPMENT - 0.09%
     100,000   Better Minerals & Aggregates, 13.00% Sr Sub
                 Note 9-15-2009 (h).........................   B-                 100,319        100,000
                                                                             ------------   ------------
               BUSINESS SERVICES - 0.98%
   1,000,000   Avis Rent A Car, Inc., 11.00% Sr Sub Note
                 5-1-2009...................................   BB-              1,005,287      1,031,250
                                                                             ------------   ------------
               CABLE TELEVISION - 2.24%
     250,000   Adelphia Communications, 9.375% Sr Note
                 11-15-2009.................................   B+                 248,036        237,500
   1,625,000   Charter Communications Holdings LLC, 9.92% Sr
                 Disc Note 4-1-2011 (Zero coupon through
                 4-1-2004, thereafter 9.92%) (f)............   B+               1,096,557        948,594
   1,000,000   United International Holdings, 10.75% Sr Disc
                 Note Ser B 2-15-2008 (Zero coupon through
                 2-15-2003, thereafter 10.75%) (f)..........   B-                 743,650        660,000
     250,000   United Pan-Europe Communications, 11.25% Sr
                 Note 11-1-2009 (h).........................   B                  248,770        248,125

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
   $ 500,000   United Pan-Europe Communications, 13.75% Sr
                 Disc Note 2-1-2010 (Zero coupon through
                 8-1-2005, thereafter 13.75%) (e) (f).......   B             $    257,343   $    266,250
                                                                             ------------   ------------
                                                                                2,594,356      2,360,469
                                                                             ------------   ------------
               CHEMICALS - 0.49%
     500,000   NL Industries, Inc., 11.75% Sr Secured Note
                 10-15-2003.................................   B                  509,406        515,000
                                                                             ------------   ------------
               CONSUMER GOODS - 0.25%
     250,000   Chattem, Inc., 12.75% Sr Sub Note Ser B
                 6-15-2004..................................   B-                 231,566        265,000
                                                                             ------------   ------------
               ENTERTAINMENT - 1.11%
     500,000   Argosy Gaming Co., 10.75% Sr Sub Note
                 6-1-2009...................................   B                  502,764        516,250
     250,000   Circus Circus (Mandalay Resort Group), 7.625%
                 Sr Sub Deb 7-15-2013.......................   BB+                215,294        206,875
     500,000   Isle of Capri Casinos, 8.75% Sr Sub Note
                 4-15-2009..................................   B                  454,468        447,500
                                                                             ------------   ------------
                                                                                1,172,526      1,170,625
                                                                             ------------   ------------
               FOOD-MISCELLANEOUS - 0.32%
     500,000   Fresh Foods, Inc., 10.75% Sr Sub Note
                 6-1-2006...................................   B                  499,985        340,000
                                                                             ------------   ------------
               FOREIGN - GOVERNMENT - 0.64%
     300,000   Brazil (Republic of), 11.625% Global Bond
                 4-15-2004..................................   B+                 297,540        286,800
     500,000   United Mexican States, 6.25% Secured Note Ser
                 W-B 12-31-2019.............................   BB                 379,728        386,926
                                                                             ------------   ------------
                                                                                  677,268        673,726
                                                                             ------------   ------------
               FOREST PRODUCTS - 0.50%
     500,000   Stone Container Corp., 12.58% Sr Note
                 8-1-2016...................................   B                  500,000        525,000
                                                                             ------------   ------------
               HEALTH CARE SERVICES - 0.30%
     250,000   Concentra Operating Corp., 13.00% Sr Sub Note
                 8-15-2009 (h)..............................   B-                 251,074        212,500
     100,000   Unilab Finance Corp., 12.75% Sr Sub Note
                 10-1-2009 (h)..............................   B-                  97,711        101,500
                                                                             ------------   ------------
                                                                                  348,785        314,000
                                                                             ------------   ------------
               INDUSTRIAL - 0.38%
     500,000   Intelcom Group (USA), Inc., 10.88%
                 5-1-2006 (Zero coupon through 5-1-2001,
                 thereafter 12.50%) (f).....................   B-                 465,369        401,250
                                                                             ------------   ------------
               MORTGAGE BACKED SECURITIES - 0.31%
     508,673   Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                 Pass Thru Certificate Class B 8-1-2018
                 (e)........................................   NR                 404,000        330,638
                                                                             ------------   ------------
               OIL-CRUDE PETROLEUM AND GAS - 0.42%
     200,000   Ocean Energy, Inc., 8.875% Sr Sub Note Ser B
                 7-15-2007..................................   BB-                199,657        196,000
     250,000   Swift Energy Co., 10.25% Sr Sub Note
                 8-1-2009...................................   B-                 255,173        245,000
                                                                             ------------   ------------
                                                                                  454,830        441,000
                                                                             ------------   ------------
               PAPER - 0.48%
     500,000   Packaging Corp. of America, 9.625% Sr Sub
                 Note 4-1-2009..............................   B                  515,153        501,875
                                                                             ------------   ------------
               PRINTING - 0.46%
     500,000   Cadmus Communication Corp., 9.75% Sr Sub Note
                 6-1-2009...................................   B                  502,638        485,000
                                                                             ------------   ------------
               PUBLISHING - 0.45%
     500,000   Affinity Group Holding, 11.00% Sr Note
                 4-1-2007...................................   B                  503,564        471,250
                                                                             ------------   ------------
               RESTAURANTS AND FRANCHISING - 0.24%
     250,000   Sbarro, Inc., 11.00% Sr Note 9-15-2009 (h)...   BB-                246,841        256,875
                                                                             ------------   ------------
               RETAIL-GROCERY - 0.93%
   1,000,000   Big V Supermarkets, Inc., 11.00% Sr Sub Note
                 Ser B 2-15-2004............................   B-               1,012,812        981,250
                                                                             ------------   ------------
               TECHNOLOGY - 0.95%
   1,000,000   Globix Corp., 12.50% Sr Note 2-1-2010 (e)....   NR               1,000,000      1,000,000
                                                                             ------------   ------------
               TELECOMMUNICATIONS - 8.24%
     250,000   Covad Communications Group, 12.00% Sr Note
                 2-15-2010 (e)..............................   B-                 250,023        251,250
     500,000   e. Spire Communications, Inc., 13.75% Sr Note
                 7-15-2007..................................   NR                 500,000        410,000
     500,000   e. Spire Communications, Inc., 13.75% Sr Note
                 7-15-2007 (e)..............................   NR                 587,976        410,000
     750,000   Global Crossing Holdings Ltd., 9.50% Sr Note
                 11-15-2009 (h).............................   BB                 727,526        723,750

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
January 31, 2000 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                       Market
     Amount                                                      Rating        Cost (b)      Value (c)
   ----------                                                  -----------   ------------   ------------
   $1,000,000  Hyperion Communications, Inc., 10.47% Sr Disc
                 Note 4-15-2003 (Zero coupon through
                 4-15-2001, thereafter 13.00%) (f)..........   B+            $    899,161   $    890,000
     500,000   Intermedia Communications, Inc., 8.50% Sr
                 Note Ser B 1-15-2008.......................   B                  435,285        450,000
     750,000   McLeodUSA, Inc., 8.125% Sr Note 2-15-2009....   B+                 749,999        675,000
     250,000   Metromedia Fiber Network, Inc., 10.00% Sr
                 Note 12-15-2009............................   B+                 248,454        250,625
     500,000   Microcell Telecommunications, Inc., 12.52% Sr
                 Disc Note 6-1-2006 (Zero coupon through
                 12-1-2001, thereafter 14.00%) (f)..........   B3*                419,229        445,000
     250,000   Nextlink Communications, 12.125% Sr Disc Note
                 12-1-2009 (Zero coupon through 12-1-2004,
                 thereafter 12.125%) (f) (h)................   B                  141,905        141,250
     500,000   Nextlink Communications, L.L.C., 12.50% Sr
                 Note 4-15-2006.............................   B                  500,000        527,500
     500,000   Nuevo Grupo Iusacell S.A. de C.V., 14.25% Sr
                 Note 12-1-2006 (e).........................   B+                 523,350        525,000
   1,050,000   Omnipoint Corp., 11.625% Sr Note Ser A
                 8-15-2006..................................   CCC+               827,201      1,118,250
     500,000   PSInet, Inc., 11.00% Sr Note 8-1-2009........   B-                 502,260        512,500
     500,000   PTC International Finance II S.A., 11.25% Sr
                 Sub Note 12-1-2009 (e).....................   B+                 498,762        495,000
     333,000   RSL Communications Ltd., 12.25% Sr Note
                 11-15-2006.................................   B-                 332,737        333,000
     500,000   Splitrock Services, Inc., 11.75% Sr Sub Note
                 Ser B 7-15-2008............................   NR                 503,557        528,750
                                                                             ------------   ------------
                                                                                8,647,425      8,686,875
                                                                             ------------   ------------
               TELEPHONE SERVICES - 0.98%
   1,000,000   Williams Communications Group, Inc., 10.875%
                 Sr Note 10-1-2009..........................   BB-                995,504      1,030,000
                                                                             ------------   ------------
               UNIT INVESTMENT TRUST - 0.52%
   1,000,000   Stena Line AB, 10.625% Sr Note 6-1-2008......   B                1,014,524        550,000
                                                                             ------------   ------------
               UTILITIES-ELECTRIC - 0.61%
     650,000   AES Corp., 9.50% Sr Note 6-1-2009............   BB                 645,510        641,875
                                                                             ------------   ------------
               WASTE DISPOSAL - 0.68%
     750,000   IT Group, Inc., 11.25% Sr Sub Note
                 4-1-2009...................................   B+                 740,577        716,250
                                                                             ------------   ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                 $ 27,778,378   $ 26,776,458
                                                                             ============   ============

U.S. GOVERNMENT SECURITIES-6.53%
--------------------------------------------------------------------------------

   Principal                                                                     Market
     Amount                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION -
               1.11%
               MORTGAGE BACKED SECURITIES:
   $ 240,119   8.00% 2001...................................   $    246,122   $    241,049
     139,210   9.00% 2022...................................        148,041        144,005
     300,094   10.50% 2017..................................        320,350        319,663
     141,939   11.25% 2010..................................        153,516        152,708
     148,562   11.50% 2014-2015.............................        162,849        161,002
     129,746   11.75% 2010..................................        137,530        141,321
                                                               ------------   ------------
                                                                  1,168,408      1,159,748
                                                               ------------   ------------
               REMIC-IO & IO-ETTE:
       1,787   10.90% Trust # 1404-E Interest only Strip
                 IO-Ette 2006 (e) (g).......................            449         12,496
                                                               ------------   ------------
               TOTAL FEDERAL HOME LOAN MORTGAGE
                 CORPORATION................................      1,168,857      1,172,244
                                                               ------------   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.14%
               MORTGAGE BACKED SECURITIES:
   1,109,957   8.00% 2024-2025..............................      1,123,902      1,107,259
     509,191   10.50% 2014-2020.............................        542,412        541,649
     411,576   11.00% 2011-2018.............................        423,477        442,196
      17,241   11.25% 2011..................................         17,899         18,712
      42,164   12.00% 2014..................................         44,892         46,254
      90,152   12.50% 2015..................................        101,816        100,943
                                                               ------------   ------------
               TOTAL FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION................................   $  2,254,398   $  2,257,013
                                                               ------------   ------------

--------------------------------------------------------------------------------

   Principal                                                                     Market
     Amount                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
               1.51%
               MORTGAGE BACKED SECURITIES:
   $ 587,205   9.00% 2021...................................   $    591,885   $    610,300
     937,824   9.50% 2019-2020..............................        975,144        987,213
                                                               ------------   ------------
               TOTAL GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION................................      1,567,029      1,597,513
                                                               ------------   ------------
               U.S. TREASURY SECURITIES - 1.77%
               NOTES:
   1,500,000   6.00% 2009...................................      1,429,511      1,429,687
     450,000   6.125% 2007..................................        455,298        433,547
                                                               ------------   ------------
               TOTAL U.S. TREASURY SECURITIES...............      1,884,809      1,863,234
                                                               ------------   ------------
               TOTAL U.S. GOVERNMENT SECURITIES.............   $  6,875,093   $  6,890,004
                                                               ============   ============

COMMON STOCKS AND WARRANTS-0.07%
--------------------------------------------------------------------------------

                                                                             Market
   Shares                                                    Cost (b)      Value (c)
   ------                                                  ------------   ------------
           APPAREL - 0.02%
     500   Hosiery Corp. of America, Inc. Class A (a)
             (e)........................................   $      8,460   $     20,000
                                                           ------------   ------------
           TELECOMMUNICATIONS - 0.05%
     500   Highwaymaster Communications, Inc. (a) (e)...          5,000          7,500
     500   RSL (a) (e)..................................            500         46,750
                                                           ------------   ------------
                                                                  5,500         54,250
                                                           ------------   ------------
           TOTAL COMMON STOCKS AND WARRANTS.............         13,960         74,250
                                                           ============   ============
           TOTAL LONG-TERM INVESTMENTS..................   $105,274,298   $102,383,174
                                                           ============   ============

SHORT-TERM INVESTMENTS-2.05%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               BANKS - 2.05%
   $2,162,890  U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate - 5.62%.........   $  2,162,890
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $107,437,188)(B)...........................   $104,546,064
                                                               ============

 (a) Presently non-income producing.
 (b) At January 31, 2000, the cost of securities for federal income tax purposes was $107,480,046 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,257,976
Unrealized depreciation.....................................    (4,191,958)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (2,933,982)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.76% of total net assets as of January 31, 2000.

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
January 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired                   Shares/Par  Security                                  Cost Basis
-------------                   ----------  --------                                  ----------
1999                              250,000   Covad Communications Group due 2010 -
                                              144A                                       $  250,023
1998                              500,000   e. Spire Communications, Inc. due 2007 -
                                              144A                                          587,976
1993                                1,787   FHLMC Remic Trust #1404-E IO-ette 2006              449
1999                            1,000,000   Globix Corp. due 2010 - 144A                  1,000,000
1998                                  500   Highwaymaster Communications, Inc.
                                              (Warrants) - 144A                               5,000
1994                                  500   Hosiery Corp. of America, Inc. Class A -
                                              144A                                            8,460
1999                              500,000   Nuevo Crupo Iusacell S.A. de C.V. due
                                              2006 - 144A                                   523,350
1999                              500,000   PTC International Finance ll S.A. due
                                              2009 - 144A                                   498,762
1996                                  500   RSL (Warrants) - 144A                               500
1993                              508,673   Sandia Mortgage Corp. due
                                              2018-restricted                               404,000
1999                              500,000   United Pan-Europe Communications due
                                              2010 - 144A                                   257,343

The aggregate value of these securities at January 31, 2000, was $3,364,884 which represents 3.19% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at January 31, 2000, based upon the estimated timing and amount of future cash flows.
 (h) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at January 31, 2000, was $ 3,754,434, which represents 3.56% of the total net assets.
  * Moody's Rating
 ** Duff & Phelps

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities (Unaudited)

January 31, 2000

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, as detailed in the accompanying schedules, at market (cost $107,437,188) (Note 1).............  $104,546,064
  Receivables:
    Investment securities sold....................................     4,570,828
    Interest and dividends........................................     2,409,452
  Prepaid expenses................................................        11,255
                                                                    ------------
TOTAL ASSETS......................................................   111,537,599
                                                                    ------------
LIABILITIES:
  Dividends payable ($0.058 per share)............................       734,577
  Payable for investment securities purchased.....................     5,235,427
  Payable for investment advisory and management fees (Note 2)....        52,330
  Accounts payable and accrued expenses...........................        40,563
                                                                    ------------
TOTAL LIABILITIES.................................................     6,062,897
                                                                    ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share--authorized 15,000,000 shares outstanding 12,665,130
    shares........................................................   127,627,506
  Unrealized depreciation of investments..........................    (2,891,124)
  Undistributed net investment income.............................       242,345
  Accumulated net realized loss from sale of investments..........   (19,504,025)
                                                                    ------------
TOTAL NET ASSETS..................................................  $105,474,702
                                                                    ============
NET ASSET VALUE PER SHARE.........................................         $8.33
                                                                    ============

Statement of Operations (Unaudited)

For the Six-Month Period Ended January 31, 2000

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income................................................  $ 4,988,322
                                                                     -----------
  Expenses:
    Investment advisory and management fees (Note 2)...............      333,898
    Legal and auditing fees (Note 2)...............................       13,222
    Custodian fees.................................................        3,016
    Shareholders' notices and reports..............................       27,801
    Directors' fees and expenses...................................        9,049
    Exchange listing fees..........................................       13,322
    Other..........................................................       10,056
                                                                     -----------
  Total expenses...................................................      410,364
                                                                     -----------
NET INVESTMENT INCOME..............................................    4,577,958
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss on investments:................................   (2,685,066)
  Net change in unrealized depreciation of investments in
    securities.....................................................   (1,130,570)
                                                                     -----------
NET LOSS ON INVESTMENTS............................................   (3,815,636)
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $   762,322
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE
                                                      JANUARY 31, 2000    YEAR ENDED
                                                         (UNAUDITED)     JULY 31, 1999
                                                      -----------------  -------------
OPERATIONS
  Net investment income.............................    $  4,577,958     $  8,812,593
  Net realized loss on investments..................      (2,685,066)      (4,496,304)
  Net change in unrealized depreciation on
    investments.....................................      (1,130,570)      (7,160,843)
                                                        ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................         762,322       (2,844,554)
                                                        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income........................      (4,266,962)      (9,104,432)
                                                        ------------     ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 3,428 and 19,522 shares issued as a
    result of reinvested dividends..................          28,550          178,860
                                                        ------------     ------------
TOTAL DECREASE IN NET ASSETS........................      (3,476,090)     (11,770,126)
NET ASSETS:
  Beginning of period...............................     108,950,792      120,720,918
                                                        ------------     ------------
  End of period (includes undistributed (excess of
    distributions over) net investment income of
    $242,345 and ($68,651), respectively)...........    $105,474,702     $108,950,792
                                                        ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2000, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the period ended January 31, 2000, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $37,465,369 and $38,643,161, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $16,776,101 at July 31, 1999, which, if not offset by subsequent capital gains, will expire in 2000 through 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 2000, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2000, was $3,364,884 which represents 3.19% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $ 100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $2,514 for the year ended January 31, 2000, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS SECURITIES, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                 Year Ended July 31,
                                           ---------------------------------------------------------------
                                            2000**      1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   8.60   $   9.55   $   9.45   $   8.97   $   9.18   $   9.33
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .36        .70        .73        .72        .78        .84
  Net realized and unrealized gain
    (loss) on investments...............       (.29)      (.93)       .11        .49       (.20)      (.11)
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .07       (.23)       .84       1.21        .58        .73
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.34)      (.72)      (.74)      (.70)      (.78)      (.87)
  Excess distributions of net realized
    gains...............................         --         --         --       (.03)      (.01)      (.01)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.34)      (.72)      (.74)      (.73)      (.79)      (.88)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   8.33   $   8.60   $   9.55   $   9.45   $   8.97   $   9.18
                                           --------   --------   --------   --------   --------   --------
Per-share market value, end of period...   $  7.125   $  8.500   $  9.000   $  8.688   $  7.875   $  8.750
Total investment return, market value
  @.....................................     (12.19%)     2.34%     12.29%     20.27%     (1.36%)      .25%
Total investment return, net asset value
  @@....................................       1.27%     (2.43%)     9.50%     14.83%      6.93%      8.46%
Net assets end of period (000s
  omitted)..............................   $105,475   $108,951   $120,721   $119,285   $113,151   $115,642
Ratio of expenses to average daily net
  assets................................        .76%*      .73%       .76%       .76%       .80%       .78%
Ratio of net investment income to
  average daily net assets..............       8.47%*     7.65%      7.68%      7.91%      8.47%      9.33%
Portfolio turnover rate.................         36%        33%        44%       130%        67%        75%

*      Annualized.
**     For the six-month period ended January 31, 2000.
@ Total investment return, market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Schenker Shadko       MARKETING CONSULTANT. PRIOR TO
                                           MAY 1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers annuities, life insurance and mutual funds through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking, and investments. Fortis listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company &
Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Securities, Inc.                                    Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






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The Fortis brandmark and Fortis-Registered Trademark- are
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95351 -C-Fortis, Inc. 3/00